RELATED PARTY INFORMATION - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
FCA Group
Related Party Transaction [Line Items]
Net sales	$ 158	$ 123	$ 362	$ 243
Cost of goods sold	38	31	126	87
Selling, general and administrative expenses	33	32	64	56
Trade receivables	4		4		$ 8
Trade payables	90		90		85
Unconsolidated subsidiaries and affiliates
Related Party Transaction [Line Items]
Net sales	327	264	682	428
Cost of goods sold	130	$ 63	242	$ 155
Trade receivables	107		107		170
Trade payables	$ 87		$ 87		$ 98